Shareholders' Equity - Additional Information (Detail) - $ / shares	2 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Class of Stock [Line Items]
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Minimum percentage of common stock to be held after conversion of shares	20.00%	20.00%
Threshold limit to file with the SEC a registration statement	20 days	20 days
Price per warrant	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Class of Stock [Line Items]
Common stock shares subject to forfeiture	5,625,000
Share Price Equals Or Exceeds Eighteen USD [Member]
Class of Stock [Line Items]
Price per warrant	$ 18.00	$ 18.00
Public Warrants [Member]
Class of Stock [Line Items]
Number of days from which public warrants will become exercisable	30 days	30 days
Term of warrants	5 years	5 years
Price per warrant	$ 0.01	$ 0.01
Warrant minimum days for prior written notice of redemption	30 days	30 days
Number of consecutive trading days to determine call of warrant redemption	20 days	20 days
Number of trading days to determine call of warrant redemption	30 days	30 days
Private Placement Warrants [Member]
Class of Stock [Line Items]
Threshold limit for warrants exercised will not be transferable or saleable after the completion of business combination	30 days	30 days
Common Class A [Member]
Class of Stock [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	400,000,000	400,000,000
Common stock shares issued	15,220,865	15,220,865
Common stock shares outstanding	15,220,865	15,220,865
Common stock voting rights	one vote	one vote
Common Class A [Member] | Common Stock Subject to Mandatory Redemption [Member]
Class of Stock [Line Items]
Common stock shares issued	0	172,500,000
Common stock shares outstanding	0	172,500,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	80,000,000	80,000,000
Common stock shares issued	43,125,000	43,125,000
Common stock shares outstanding	43,125,000	43,125,000
Common stock voting rights	one vote	one vote
Common Class B [Member] | Common Stock Subject to Mandatory Redemption [Member]
Class of Stock [Line Items]
Common stock shares issued	43,125,000	43,125,000
Common stock shares outstanding	43,125,000	43,125,000